SEGMENTED INFORMATION (Tables)	12 Months Ended
Jan. 31, 2014
Reconciliation of Assets from Segment to Consolidated [Table Text Block]
	January 31,	January 31,
	2014	2013

Identifiable assets
Canada	$2,194,131	$2,161,650
Argentina	1,912,350	1,282,113
	$4,106,481	$3,443,763

Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
	Year	Year	Year
	Ended	Ended	Ended
	January 31,	January 31,	January 31,
	2014	2013	2012

Net loss for the year
Canada	$1,753,202	$2,486,208	$2,569,352
Argentina	2,210,288	5,441,742	6,429,030
	$3,963,490	$7,927,950	$8,998,382